Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CIK0001848000_LAKESHORE ACQUISITION I CORP
Organization and Business Operations

Note 1 — Organization and Business Operations

Organization and General

Lakeshore Acquisition I Corp. (the “Company”) was incorporated in Cayman Islands on January 6, 2021 as a blank check company whose objective is to acquire, through a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities. The Company’s efforts to identify a prospective target business will not be limited to any particular industry or geographic region.

As of September 30, 2022, the Company had not generated revenue. All activities for the period from January 6, 2021 (inception) through September 30, 2022 relate to the Company’s formation and the initial public offering (the “IPO”) described below and its effort in seeking a target business. The Company will not generate any operating revenue until after its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year-end.

The Company’s sponsor is RedOne Investment Limited, a BVI limited liability company (the “sponsor”).

On May 3, 2022, LAAA Merger Corp. was incorporated under Delaware law as a wholly owned subsidiary of the Company, and LAAA Merger Sub Inc. was incorporated under Delaware law as a wholly owned subsidiary of LAAA Merger Corp. Both of these two companies were incorporated for the purpose of effecting its initial business combination and will not have any activities before the closing of the business combination (as described below in “Business Combination” in Note 1).

Financing

The registration statement for the Company’s IPO (as described in Note 3) was declared effective on June 10, 2021. On June 15, 2021, the Company consummated the IPO of 5,000,000 units (which does not include the exercise of the over-allotment option by the underwriters in the IPO) at $10.00 per unit (the “Public Units’), generating gross proceeds of $50,000,000.

Simultaneously with the IPO, the Company sold to its sponsor, hedge funds and the representatives of underwriters and certain of their affiliates 250,000 units at $10.00 per unit (the “Private Units”) in a private placement (as described in Note 4), generating total gross proceeds of $2,500,000.

The Company granted the underwriters a 45-day option to purchase up to 750,000 Units to cover over-allotment. The Underwriters had partially exercised the option and purchased 467,000 additional Public Units by June 28, 2021, generating gross proceeds of $4,670,000.

Upon the closing of the over-allotment on June 28, 2021, the Company consummated a private sale of an additional 11,675 Private Units at a price of $10.00 per Private Unit, generating gross proceeds of $116,750.

Offering costs amounted to $1,862,538, consisting of $1,366,750 of underwriting discount and $495,788 of other offering costs. Except for the $25,000 of subscription of founder shares, the Company received net proceeds of $55,424,212 from the IPO and the private placement.

On September 7, 2022, the Company held an Extraordinary General Meeting (the “General Meeting”) of shareholders. In the General Meeting, shareholders approved to amend Lakeshore’s Amended and Restated Memorandum and Articles of Association (the “Charter Amendment”), and to extend the time for Lakeshore to complete a business combination for an additional three (3) months, from September 15, 2022 to December 15, 2022, and the Charter Amendment was amended on September 7, 2022. In the General Meeting, shareholders elected to redeem 2,606,117 public shares.

On September 15, 2022, a total redemption payment of $26,172,069 was distributed for 2,606,117 public shares redeemed.

Trust Account

Upon the closing of the IPO on June 15, 2021 and the closing of the underwriters’ partial exercise of the over-allotment option on June 28, 2021, an aggregate of $54,670,000 from the net proceeds of the sale of the Public Units and the Private Units was placed in a trust account (the “Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee.

The funds held in the Trust Account can be invested in United States government treasury bills, notes or bonds having a maturity of 185 days or less or in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, until the earlier of the consummation of its first business combination and the Company’s failure to consummate a business combination before December 15, 2022.

Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements.

In addition, interest income earned on the funds in the Trust Account may be released to the Company to pay its income or other tax obligations. With these exceptions, expenses incurred by the Company may be paid prior to a business combination only from the net proceeds of the IPO and private placement not held in the Trust Account.

In connection with the General Meeting held on September 9, 2022, a total redemption payment of $26,172,069 was distributed from the Company’s trust account for 2,606,117 public shares redeemed on September 15, 2022.

As of September 30, 2022, an aggregate of $29,144,536 was held in the Trust Account in money market funds that invest in cash, U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury.

Business Combination

Pursuant to Nasdaq listing rules, the Company’s initial business combination must occur with one or more target businesses having an aggregate fair market value equal to at least 80% of the value of the funds in the Trust Account (excluding any taxes payable on the income earned on the Trust Account), which the Company refers to as the 80% test, at the time of the execution of a definitive agreement for its initial business combination, although the Company may structure a business combination with one or more target businesses whose fair market value significantly exceeds 80% of the Trust Account balance. If the Company is no longer listed on Nasdaq, it will not be required to satisfy the 80% test.

The Company currently anticipates structuring a business combination to acquire 100% of the equity interests or assets of the target business or businesses. The Company may, however, structure a business combination where the Company merges directly with the target business or where the Company acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but the Company will only complete such business combination if the post-transaction company owns 50% or more of the outstanding voting securities of the target or otherwise owns a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% test.

The Company will either seek shareholder approval of any business combination at a meeting called for such purpose at which shareholders may seek to convert their shares into their pro rata share of the aggregate amount then on deposit in the Trust Account, less any taxes then due but not yet paid, or provide shareholders with the opportunity to sell their shares to the Company by means of a tender offer for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, less any taxes then due but not yet paid.

The Company will proceed with a business combination only if it will have net tangible assets of at least $5,000,001 upon consummation of the business combination and, solely if shareholder approval is sought, an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the company will be required to approve the business combination.

Notwithstanding the foregoing, a public shareholder, together with any affiliate of his or any other person with whom he is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act) will be restricted from seeking conversion rights with respect to 20% or more of the ordinary shares sold in this offering without the Company’s prior written consent.

In connection with any shareholder vote required to approve any business combination, the Company’s sponsor, the hedge funds and the representatives of underwriters and certain of their affiliates (collectively, “initial shareholders”) will agree (i) to vote any of their respective shares in favor of the initial business combination and (ii) not to convert such respective shares into a pro rata portion of the Trust Account or seek to sell their shares in connection with any tender offer the Company engages in.

On May 9, 2022, The Company entered into a merger agreement (the “Merger Agreement”) with certain parties aiming to acquire 100% of the equity securities of ProSomnus Holdings Inc. “ProSomnus”.

Pursuant to the Merger Agreement, the business combination will be effected in two steps: (i) the Company will reincorporate to the State or Delaware by merging with and into LAAA Merger Corp. (“PubCo”), which is a wholly-owned subsidiary of the Company and a Delaware corporation, with PubCo surviving as the publicly traded entity (the “Reincorporation Merger”); and (ii) immediately after the Reincorporation Merger, LAAA Merger Sub Inc. (“Merger Sub”), which is a wholly-owned subsidiary of PubCo and also a Delaware corporation, will merge with and into ProSomnus, with ProSomnus surviving as a wholly-owned subsidiary of PubCo (the “Acquisition Merger”).

Upon closing of the Acquisition Merger, PubCo will acquire 100% of the equity securities of ProSomnus. In exchange, the stockholders of ProSomnus will receive an aggregate number of shares of PubCo Common Stock (the “Merger Consideration”) with an aggregate value equal to $113,000,000 minus the amount by which the Closing Net Indebtedness (as defined in the Merger Agreement) exceeds $12,000,000.

Additionally, the Company will make available to ProSomnus no less than $40,000,000, prior to the payment of expenses incurred in connection with the Business Combination and any outstanding debt of ProSomnus, in cash and cash equivalents (the “Minimum Cash Amounts”). Pursuant to the Merger Agreement, an aggregate of $10,000,000 will be from equity investors, by (i) waiving their rights of redeeming public shares and (ii) purchasing the company’s ordinary shares at $10.00 per share, or the combination of (i) and (ii); An aggregate of $30,000,000 will be from certain convertible notes investors by purchasing convertible notes of PubCo.

Additionally, the ProSomnus Stockholders may be entitled to receive up to 3.0 million earn-out shares in three tranches:

●	the first tranche of 1.0 million earn-out shares will be issued when the volume-weighted average price per share of PubCo Common Stock is $12.50 or greater for 20 trading days in any consecutive 30 trading day period commencing 6 months after the Closing and ending at the third anniversary of the Closing;
●	the second tranche of 1.0 million earn-out shares will be issued when the volume-weighted average price per share of PubCo Common Stock is $15.00 or greater for 20 trading days in any consecutive 30 trading day period commencing 6 months after the Closing and ending at the third anniversary of the Closing; and
●	the third tranche of 1.0 million earn-out shares will be issued when the volume-weighted average price per share of PubCo Common Stock is $17.50 or greater for 20 trading days in any consecutive 30 trading day period commencing 6 months after the Closing and ending at the third anniversary of the Closing.

On June 29, 2022, LAAA Merger Corp. (“PubCo”), the Company’s wholly owned subsidiary, filed a Form S-4 containing the registration statement with respect to the proposed merger with ProSomnus.

On August 12, 2022, PubCo filed a Form S-4/A containing amendment No. 1 to the registration statement to address comments LAAA Merger Corp. received from the SEC on August 2, 2022, regarding the registration statement.

On October 17, 2022, PubCo filed a Form S-4/A containing amendment No. 2 to the registration statement to address comments LAAA Merger Corp. received from the SEC on August 31, 2022.

On November 4, 2022, PubCo filed a Form S-4/A containing amendment No. 3 to the registration statement to address the comments LAAA Merger Corp. received from the SEC on November 2, 2022.

The registration statement for the Company’s proposed merger with ProSomnus was declared effective on November 10, 2022.

Liquidation

Pursuant to the Company’s amended and restated memorandum and articles of association, if the Company is unable to complete its initial business combination before December 15, 2022, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than five business days thereafter, redeem 100% of the outstanding public shares and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining holders of ordinary shares and the Company’s board of directors, liquidate and dissolve. In the event of liquidation, the holders of the founder shares and Private Units will not participate in any redemption distribution with respect to their founder shares or Private Units, until all of the claims of any redeeming shareholders and creditors are fully satisfied (and then only from funds held outside the Trust Account).

Liquidity and Capital Resources

As of September 30, 2022, the Company had $150,923 in cash held outside its Trust Account available for the Company’s working capital purposes.

Prior to the IPO, The Company’s liquidity needs had been satisfied through a payment from the sponsor of $25,000 (see Note 8) for the founder shares, the loan under an unsecured promissory note from the sponsor of $450,000 (see Note 5). The promissory note from the sponsor was repaid in full on June 14, 2021.

Upon the consummation of the IPO on June 15, 2021 and the closing of the underwriters’ partial exercise of the over-allotment option on June 28, 2021, and associated private placements (see Note 3 and Note 4), $54,670,000 of cash was placed in the Trust Account.

On September 12, 2022, the Company issued an unsecured promissory note in the aggregate principal amount of $200,000 to RedOne Investment Limited, the Sponsor.

On September 15, 2022, the Company, ProSomnus Holdings Inc., (“ProSomnus”), the Sponsor, and the investor (the “Investor”) entered into a Note Purchase Agreement (the “Note Purchase Agreement”). Pursuant to the Note Purchase Agreement, the Investor deposited $300,000 into the Company’s account.

On September 15, 2022, the Company deposited $357,610 to the trust account at $0.125 per share for each public share that has not been redeemed in accordance with the terms of the amended and restated memorandum and articles of association to extend the time to complete the Business Combination by three months until December 15, 2022. $300,000 was from the Investor received from the Note Purchase Agreement and $57,610 was paid out of the Company’s operating account.

On September 15, 2022, a total redemption payment of $26,172,069 was distributed for 2,606,117 public shares redeemed.

As of September 30, 2022, there were 2,860,883 non-redeeming public shares issued and outstanding. As of September 30, 2022, an aggregate of $29,144,536 was held in the Trust Account in money market funds that invest in cash, U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury.

In order to finance transaction costs in connection with a business combination, the initial shareholders or affiliates of the initial shareholders or certain of the Company’s officers and directors may, but are not obligated to, provide the Company working capital loans, as defined below (see Note 5). To date, an aggregate of $200,000 was outstanding evidenced by an unsecured promissory note as described above.

Going Concern

The Company performed an assessment on its ability to continue as a going concern in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern”. There is no assurance that the Company will be able to consummate the initial business combination before December 15, 2022. In the event that the Company fails to consummate business combination within the required period, the Company will face mandatory liquidation and dissolution subject to certain obligations under applicable laws or regulations. This uncertainty raises substantial doubt about the Company’s ability as a going concern one year from the date the financial statement is issued. No adjustments have been made to the carrying amounts of assets or liabilities regarding the possibility of the Company not continuing as a going concern, as a result of failing to consummate business combination before December 15, 2022. Management plans to continue its efforts to consummate a business combination within required period.

Note 1 — Organization and Business Operations

Organization and General

Lakeshore Acquisition I Corp. (the “Company”) was incorporated in Cayman Islands on January 6, 2021 as a blank check company whose objective is to acquire, through a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities. The Company’s efforts to identify a prospective target business will not be limited to any particular industry or geographic region.

As of December 31, 2021, the Company had not generated revenue. All activities for the period from January 6, 2021 (inception) through December 31, 2021 relate to the Company’s formation and the initial public offering (the “IPO”) described below and its effort in seeking a target business. The Company will not generate any operating revenue until after its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year-end.

The Company’s sponsor is RedOne Investment Limited, a BVI limited liability company (the “sponsor”).

Financing

The registration statement for the Company’s IPO (as described in Note 3) was declared effective on June 10, 2021. On June 15, 2021, the Company consummated the IPO of 5,000,000 units (which does not include the exercise of the over-allotment option by the underwriters in the IPO) at $10.00 per unit (the “Public Units’), generating gross proceeds of $50,000,000.

Simultaneously with the IPO, the Company sold to its sponsor, hedge funds and the representatives of underwriters and certain of their affiliates 250,000 units at $10.00 per unit (the “Private Units”) in a private placement (as described in Note 4), generating total gross proceeds of $2,500,000.

The Company granted the underwriters a 45-day option to purchase up to 750,000 Units to cover over-allotment. The Underwriters had partially exercised the option and purchased 467,000 additional Public Units by June 28, 2021, generating gross proceeds of $4,670,000.

Upon the closing of the over-allotment on June 28, 2021, the Company consummated a private sale of an additional 11,675 Private Units at a price of $10.00 per Private Unit, generating gross proceeds of $116,750.

Offering costs amounted to $1,862,538, consisting of $1,366,750 of underwriting discount and $495,788 of other offering costs. Except for the $25,000 of subscription of founder shares, the Company received net proceeds of $55,424,212 from the IPO and the private placement.

Trust Account

Upon the closing of the IPO on June 15, 2021 and the closing of the underwriters’ partial exercise of the over-allotment option on June 28, 2021, an aggregate of $54,670,000 from the net proceeds of the sale of the Public Units and the Private Units was placed in a trust account (the “Trust Account”) with Continental Stock Transfer & Trust Company acting as trustee.

The funds held in the Trust Account can be invested in United States government treasury bills, notes or bonds having a maturity of 185 days or less or in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, until the earlier of the consummation of its first business combination and the Company’s failure to consummate a business combination within 15 months from the consummation of the IPO.

Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the

Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements.

In addition, interest income earned on the funds in the Trust Account may be released to the Company to pay its income or other tax obligations. With these exceptions, expenses incurred by the Company may be paid prior to a business combination only from the net proceeds of the IPO and private placement not held in the Trust Account.

Business Combination

Pursuant to Nasdaq listing rules, the Company’s initial business combination must occur with one or more target businesses having an aggregate fair market value equal to at least 80% of the value of the funds in the Trust Account (excluding any taxes payable on the income earned on the Trust Account), which the Company refers to as the 80% test, at the time of the execution of a definitive agreement for its initial business combination, although the Company may structure a business combination with one or more target businesses whose fair market value significantly exceeds 80% of the Trust Account balance. If the Company is no longer listed on Nasdaq, it will not be required to satisfy the 80% test.

The Company currently anticipates structuring a business combination to acquire 100% of the equity interests or assets of the target business or businesses. The Company may, however, structure a business combination where the Company merges directly with the target business or where the Company acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but the Company will only complete such business combination if the post-transaction company owns 50% or more of the outstanding voting securities of the target or otherwise owns a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% test.

The Company will either seek shareholder approval of any business combination at a meeting called for such purpose at which shareholders may seek to convert their shares into their pro rata share of the aggregate amount then on deposit in the Trust Account, less any taxes then due but not yet paid, or provide shareholders with the opportunity to sell their shares to the Company by means of a tender offer for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, less any taxes then due but not yet paid.

The Company will proceed with a business combination only if it will have net tangible assets of at least $5,000,001 upon consummation of the business combination and, solely if shareholder approval is sought, an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the company will be required to approve the business combination.

Notwithstanding the foregoing, a public shareholder, together with any affiliate of his or any other person with whom he is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act) will be restricted from seeking conversion rights with respect to 20% or more of the ordinary shares sold in the IPO without the Company’s prior written consent.

In connection with any shareholder vote required to approve any business combination, the Company’s sponsor, the hedge funds and the representatives of underwriters and certain of their affiliates (collectively, “initial shareholders”) will agree (i) to vote any of their respective shares in favor of the initial business combination and (ii) not to convert such respective shares into a pro rata portion of the Trust Account or seek to sell their shares in connection with any tender offer the Company engages in.

Liquidation

Pursuant to the Company’s amended and restated memorandum and articles of association, if the Company is unable to complete its initial business combination within 15 months from the date of the IPO, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than five business days thereafter, redeem 100% of the outstanding public shares and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining holders of ordinary shares and the Company’s board of directors, liquidate and dissolve. In the event of liquidation, the holders of the founder shares and Private Units will not participate in any redemption distribution with respect to their founder shares or Private Units, until all of the claims of any redeeming shareholders and creditors are fully satisfied (and then only from funds held outside the Trust Account).

Liquidity and Capital Resources

As of December 31, 2021, the Company had $438,913 in cash held outside its Trust Account available for the Company’s working capital purposes.

Prior to the IPO, The Company’s liquidity needs had been satisfied through a payment from the sponsor of $25,000 (see Note 8) for the founder shares, the loan under an unsecured promissory note from the sponsor of $450,000 (see Note 5). The promissory note from the sponsor was repaid in full on June 14, 2021.

Upon the consummation of the IPO on June 15, 2021 and the closing of the underwriters’ partial exercise of the over-allotment option on June 28, 2021, and associated private placements (see Note 3 and Note 4), $54,670,000 of cash was placed in the Trust Account.

In order to finance transaction costs in connection with a business combination, the initial shareholders or affiliates of the initial shareholders or certain of the Company’s officers and directors may, but are not obligated to, provide the Company working capital loans, as defined below (see Note 5). To date, there were no amounts outstanding under any working capital loans.

Going Concern

The Company performed an assessment on its ability to continue as a going concern in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern”. There is no assurance that the Company will be able to consummate the initial business combination within 15 months from the date of the IPO. In the event that the Company fails to consummate business combination within the required period, the Company will face mandatory liquidation and dissolution subject to certain obligations under applicable laws or regulations. This uncertainty raises substantial doubt about the Company’s ability as a going concern one year from the date the financial statement is issued. No adjustments have been made to the carrying amounts of assets or liabilities regarding the possibility of the Company not continuing as a going concern, as a result of failing to consummate business combination within 15 months from the date of the IPO. Management plans to continue its efforts to consummate a business combination within 15 months from the date of the IPO.